Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	950,000,000	950,000,000
Ordinary shares, shares issued (in Shares)	155,825,986	8,440,000
Ordinary shares, shares outstanding (in Shares)	155,825,986	8,440,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	31,371,599	8,040,000
Ordinary shares, shares outstanding (in Shares)	31,371,599	8,040,000
Customers
Allowance for expected credit losses	$ 509,000	$ 500,000
Related Party
Allowance for expected credit losses	17,000	1,000
Brokers-dealers and clearing organizations
Allowance for expected credit losses	$ 10,000